INTANGIBLE ASSETS - Schedule of Estimated Future Amortization Expense (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 61
2026	119
2027	100
2028	90
2029	80
Thereafter	1,165
Total amortization expense	$ 1,615	$ 1,619